Condensed Consolidated Balance Sheets (Unaudited) (Parentheticals) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounts receivable, net of allowance for credit losses	$ 112	$ 128	$ 149
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in Shares)	300,000,000	55,550,158	55,550,158
Common stock, shares issued (in Shares)	57,509,816	39,901,782	39,667,025
Common stock, shares outstanding (in Shares)	57,509,816	39,901,782	39,667,025
Aspen-1 Acquisition Inc.
Preferred stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in Shares)		10,000,000	10,000,000
Preferred stock, shares issued (in Shares)
Preferred stock, shares outstanding (in Shares)
Common stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Common stock, shares authorized (in Shares)		50,000,000	50,000,000
Common stock, shares issued (in Shares)		5,000,000	5,000,000
Common stock, shares outstanding (in Shares)		5,000,000	5,000,000
Series A Convertible Preferred Stock
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in Shares)		17,604,052	17,604,052
Preferred stock, shares issued (in Shares)
Preferred stock, shares outstanding (in Shares)
Series A Prime Convertible Preferred Stock
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in Shares)		5,148,983	5,148,983
Preferred stock, shares issued (in Shares)
Preferred stock, shares outstanding (in Shares)
Previously Reported | Series A Convertible Preferred Stock
Preferred stock, shares issued (in Shares)		16,932,489
Preferred stock, shares outstanding (in Shares)		16,932,489
Previously Reported | Series A Prime Convertible Preferred Stock
Preferred stock, shares issued (in Shares)		2,972,761
Preferred stock, shares outstanding (in Shares)		2,972,761